JPMorgan High Yield Municipal ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 90.1% (a)
Alabama — 5.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,250,000	1,277,738
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (c)	2,030,000	2,150,954
Series 2021A, Rev., 4.00%, 12/1/2031 (c)	3,000,000	3,091,922
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	2,000,000	2,169,196
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,015,000	1,096,272
County of Jefferson sewer, Rev., 5.25%, 10/1/2049	1,000,000	1,039,285
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,140,000	1,201,838
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000,000	932,767
Total Alabama		12,959,972
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,500,000	399,691
Arizona — 0.9%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000,000	928,463
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	920,291
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	210,000	200,597
Total Arizona		2,049,351
Arkansas — 0.5%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (b)	1,000,000	1,085,649
California — 5.1%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,280,000	1,344,255
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	2,000,000	2,193,075
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	862,284
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	1,000,000	919,073
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (c)	290,000	232,000
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	1,003,182
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	500,000	490,215
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., A.G., Zero Coupon, 8/1/2030	200,000	175,042
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,000,096
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,680,350
Total California		11,899,572
Colorado — 3.9%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	505,255
Series 2018B, GO, 7.25%, 12/15/2047	500,000	501,027
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	500,000	466,718

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	500,000	506,433
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	810,000	862,417
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,000,000	1,082,294
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	515,000	529,693
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	748,000	746,270
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250,000	1,219,060
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,000,000	1,094,776
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	500,000	352,696
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	741,857
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	600,389
Total Colorado		9,208,885
Connecticut — 0.4%
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,000,000	1,020,224
District of Columbia — 0.5%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	1,000,000	1,130,378
Florida — 4.5%
Alachua County Health Facilities Authority, Continuing Care Retirement Oak Hammock at The university of Florida, Inc. Series 2025B-1, Rev., 4.00%, 10/1/2030	735,000	736,048
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000,000	955,652
Series 2024B, Rev., 0.00%, 6/1/2062 (b)	7,000,000	931,669
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,083,547
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Rev., AMT, 5.25%, 7/1/2047	500,000	415,000
Rev., AMT, 5.50%, 7/1/2053	500,000	415,000
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,014,075
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000,000	1,023,447
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	1,000,000	1,044,228
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,382,454
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	1,000,000	1,021,653
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	471,882
Total Florida		10,494,655
Georgia — 4.3%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000,000	911,145
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2053	1,000,000	1,093,479
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., A.G., 5.00%, 4/1/2048	1,000,000	1,036,793
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	839,136
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,925,000	2,036,578
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000,000	2,158,584

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,078,921
Savannah Georgia Convention Center Authority Series 2025A, Rev., 5.25%, 6/1/2061	1,000,000	1,002,157
Total Georgia		10,156,793
Illinois — 5.8%
Chicago Board of Education Series 2016A, GO, 7.00%, 12/1/2025	2,145,000	2,145,000
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2041	2,150,000	2,326,678
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,030,646
City of Chicago Series 2025A, GO, 6.00%, 1/1/2050	1,000,000	1,050,211
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	845,000	908,915
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000,000	997,904
Illinois Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	995,000	1,122,464
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,405,437
Series 2023B, GO, 5.50%, 5/1/2047	2,435,000	2,561,023
Total Illinois		13,548,278
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000,000	862,221
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,550,000	1,409,910
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250,000	1,095,004
Total Indiana		3,367,135
Iowa — 0.4%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	6,265,000	936,483
Kentucky — 1.0%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,320,323
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,000,000	1,045,975
Total Kentucky		2,366,298
Louisiana — 1.3%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,145,000	858,413
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700,000	568,533
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740,000	586,927
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	1,000,000	1,004,494
Total Louisiana		3,018,367
Massachusetts — 0.9%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	1,000,000	1,001,771
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,050,530
Total Massachusetts		2,052,301
Michigan — 1.5%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,521,583
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	1,000,000	999,220
Total Michigan		3,520,803

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	984,047
Missouri — 1.3%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019A, Rev., 5.00%, 2/1/2042	1,250,000	1,254,141
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	875,000	856,386
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000,000	933,340
Total Missouri		3,043,867
Montana — 0.3%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	1,000,000	832,899
Nebraska — 0.4%
Central Plains Energy Project, Gas Project No. 4 Series 2023A-1, Rev., 5.00%, 11/1/2029 (c)	1,000,000	1,070,752
Nevada — 0.9%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025 B, Rev., AMT, 12.00%, 11/2/2026 ‡ (c)	2,600,000	2,080,000
New Hampshire — 0.9%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	994,233	986,294
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	100,000	99,611
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,054,644
Total New Hampshire		2,140,549
New Jersey — 3.9%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000,000	1,557,960
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project, Rev., 5.00%, 1/1/2040 (b)	2,949,126	2,083,962
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2022BB, Rev., 4.00%, 6/15/2038	1,000,000	1,010,953
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000,000	2,055,140
Series 2018B, Rev., 5.00%, 6/1/2046	2,530,000	2,456,045
Total New Jersey		9,164,060
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010E, Rev., 3.88%, 6/1/2029 (c)	1,020,000	1,031,967
New York — 11.6%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,007,114
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc. Project Series 2025A, Rev., 5.13%, 10/15/2045 (b)	1,150,000	1,139,544
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,000,000	2,084,430
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	750,000	796,609
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.85%, 12/1/2025 (c)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (c)	1,000,000	1,016,777
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,900,000	1,956,617
New York Counties Tobacco Trust Series 2016A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,270,126
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	2,000,000	2,016,364

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,500,000	1,546,891
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2034	375,000	383,165
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,103,593
Rev., AMT, 4.38%, 10/1/2045	1,500,000	1,413,445
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project Series 2016A, Rev., AMT, 5.25%, 1/1/2050	2,000,000	1,999,968
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,016,792
Suffolk Tobacco Asset Securitization Corp. Series 2021B-2, Rev., Zero Coupon, 6/1/2066	1,000,000	89,887
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2041	1,000,000	1,002,460
Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,847,257
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2046 (b)	1,135,000	1,055,978
Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,000,000	811,267
Total New York		27,358,284
North Carolina — 1.3%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000,000	999,547
North Carolina Medical Care Commission, The United Methodist Retirement Homes Project Series 2025A, Rev., 5.00%, 10/1/2050 (d)	1,000,000	996,564
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000,000	1,003,532
Total North Carolina		2,999,643
North Dakota — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,000,000	1,079,892
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	1,155,000	1,126,894
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,500,000	2,105,155
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	875,948
County of Hamilton, Life Enriching Communities Project, Rev., 5.50%, 1/1/2055	1,500,000	1,525,653
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,110,176
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,552,425
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055 (d)	1,000,000	1,016,333
Total Ohio		9,312,584
Oklahoma — 1.2%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,600,000	1,603,031
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,125,572
Total Oklahoma		2,728,603
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	666,007

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — 2.4%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	1,200,000	1,204,198
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	1,000,000	1,016,665
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	1,000,000	1,006,417
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,250,000	1,282,649
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	970,000	1,050,061
Total Pennsylvania		5,559,990
Puerto Rico — 3.0%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	2,200,000	452,736
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,000,000	1,022,803
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,792,026
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,919,483
Total Puerto Rico		7,187,048
Rhode Island — 0.4%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	996,779
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	500,000	509,885
Tennessee — 1.5%
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024A-1, Rev., 5.25%, 6/1/2056 (b)	1,000,000	954,824
Shelby County Health Educational and Housing Facilities Board, Retirement Facility, The Farm at Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	1,997,558
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	638,784
Total Tennessee		3,591,166
Texas — 5.5%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,016,884
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000,000	1,076,587
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,000,000	1,082,770
Series 2025B, Rev., AMT, 5.50%, 7/15/2038 (d)	1,750,000	1,874,559
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,000,000	1,068,170
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.38%, 1/1/2055	750,000	741,795
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	835,402
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2043	1,000,000	971,499
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	1,000,000	966,408
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045	1,070,000	993,626
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	1,000,000	1,110,904
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,102,579
Total Texas		12,841,183
Utah — 1.3%
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2036	1,000,000	1,104,474

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (b)	1,000,000	990,860
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	1,000,000	1,030,066
Total Utah		3,125,400
Virginia — 0.4%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	1,000,000	1,011,809
Washington — 3.3%
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	2,052,024
Washington Health Care Facilities Authority, Commonspirit Health Series 2025A, Rev., 5.25%, 9/1/2050	1,000,000	1,045,409
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	1,009,475
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,030,421
Series 2024, Rev., 5.00%, 7/1/2054	1,000,000	970,145
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,000,000	978,057
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (b)	700,000	758,091
Total Washington		7,843,622
West Virginia — 0.4%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000,000	1,015,090
Wisconsin — 6.2%
Public Finance Authority, Rev., AMT, 5.75%, 12/31/2065	1,000,000	1,037,029
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	849,035	839,166
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	650,000	648,227
Public Finance Authority, Georgia SR 400 Express Lanes Project, Rev., AMT, 5.75%, 6/30/2060	3,500,000	3,637,614
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (b)	3,877,143	2,823,127
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800,000	523,886
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (e)	10,000	10,066
Series 2016A, Rev., 5.00%, 11/15/2035	1,000,000	1,006,620
Series 2016A, Rev., 4.00%, 11/15/2046	990,000	914,315
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,045,397
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,000,000	1,009,486
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	975,000	1,052,138
Total Wisconsin		14,547,071
Total Municipal Bonds (Cost $212,279,075)		211,937,032

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 50,000,000
Counterparty: Exchange-Traded *	500	23,437
U.S. Treasury 30 Year Bond
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 50,000,000
Counterparty: Exchange-Traded *	500	5,657
Total Call Options Purchased (Cost $109,375)		29,094
	SHARES
Short-Term Investments — 9.6%
Investment Companies — 9.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (f) (g) (Cost $22,701,443)	22,699,941	22,702,211
Total Investments — 99.7% (Cost $235,089,893)		234,668,337
Other Assets in Excess of Liabilities — 0.3%		686,749
NET ASSETS — 100.0%		235,355,086

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	84	03/20/2026	USD	9,520,875	20,872
U.S. Treasury Long Bond	35	03/20/2026	USD	4,110,313	25,097
					45,969
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	03/20/2026	USD	(3,020,875)	(12,058)
U.S. Treasury Ultra Bond	(13)	03/20/2026	USD	(1,572,188)	(11,711)
					(23,769)
					22,200

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of November 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,000	USD 100,000,000	USD 135.00	1/23/2026	(23,438)
Total Written Options Contracts (Premiums Received $ (78,125))						(23,438)

Abbreviations
USD	United States Dollar

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$12,959,972	$—	$12,959,972
Alaska	—	399,691	—	399,691
Arizona	—	2,049,351	—	2,049,351
Arkansas	—	1,085,649	—	1,085,649
California	—	11,667,572	232,000	11,899,572
Colorado	—	9,208,885	—	9,208,885
Connecticut	—	1,020,224	—	1,020,224
District of Columbia	—	1,130,378	—	1,130,378
Florida	—	10,494,655	—	10,494,655
Georgia	—	10,156,793	—	10,156,793
Illinois	—	13,548,278	—	13,548,278
Indiana	—	3,367,135	—	3,367,135
Iowa	—	936,483	—	936,483
Kentucky	—	2,366,298	—	2,366,298
Louisiana	—	3,018,367	—	3,018,367
Massachusetts	—	2,052,301	—	2,052,301
Michigan	—	3,520,803	—	3,520,803
Minnesota	—	984,047	—	984,047
Missouri	—	3,043,867	—	3,043,867
Montana	—	832,899	—	832,899
Nebraska	—	1,070,752	—	1,070,752
Nevada	—	—	2,080,000	2,080,000
New Hampshire	—	2,140,549	—	2,140,549
New Jersey	—	9,164,060	—	9,164,060
New Mexico	—	1,031,967	—	1,031,967
New York	—	27,358,284	—	27,358,284
North Carolina	—	2,999,643	—	2,999,643
North Dakota	—	1,079,892	—	1,079,892
Ohio	—	9,312,584	—	9,312,584
Oklahoma	—	2,728,603	—	2,728,603
Oregon	—	666,007	—	666,007
Pennsylvania	—	5,559,990	—	5,559,990
Puerto Rico	—	7,187,048	—	7,187,048
Rhode Island	—	996,779	—	996,779
South Carolina	—	509,885	—	509,885
Tennessee	—	3,591,166	—	3,591,166
Texas	—	12,841,183	—	12,841,183
Utah	—	3,125,400	—	3,125,400
Virginia	—	1,011,809	—	1,011,809
Washington	—	7,843,622	—	7,843,622
West Virginia	—	1,015,090	—	1,015,090
Wisconsin	—	14,547,071	—	14,547,071
Total Municipal Bonds	—	209,625,032	2,312,000	211,937,032
Options Purchased	29,094	—	—	29,094

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Short-Term Investments
Investment Companies	$22,702,211	$—	$—	$22,702,211
Total Investments in Securities	$22,731,305	$209,625,032	$2,312,000	$234,668,337
Appreciation in Other Financial Instruments
Futures Contracts	$45,969	$—	$—	$45,969
Depreciation in Other Financial Instruments
Futures Contracts	$(23,769)	$—	$—	$(23,769)
Options Written
Call Options Written	(23,438)	—	—	(23,438)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,238)	$—	$—	$(1,238)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Municipal Bonds	$—	$—	$(196,137)	$3,112	$2,505,025	$—	$—	$—	$2,312,000

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(196,137).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,312,000	Terms of Restructuring	Expected Recovery	80.00% (80.00%)

Municipal Bonds	2,312,000
Total	$2,312,000

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$28,048,497	$87,011,753	$92,358,039	$127	$(127)	$22,702,211	22,699,941	$360,526	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.